Document and Entity Information	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2023
Entity File Number	001-37626
Entity Registrant Name	Mesoblast Limited
Entity Address, Address Line One	Level 38
Entity Address, Address Line Two	55 Collins Street
Entity Address, City or Town	Melbourne
Entity Address, Postal Zip Code	3000
Entity Address, Country	AU
Entity Central Index Key	0001345099
Current Fiscal Year End Date	--06-30
Amendment Flag	false